Shareholder Report, Holdings (Details) - C000255733	Oct. 31, 2025
NVIDIA8900197
Holdings [Line Items]
Percent of Total Investments	6.70%
Apple8899968
Holdings [Line Items]
Percent of Total Investments	5.20%
Microsoft8900172
Holdings [Line Items]
Percent of Total Investments	4.20%
Alphabet8899947
Holdings [Line Items]
Percent of Total Investments	3.90%
Amazon.com8899957
Holdings [Line Items]
Percent of Total Investments	3.60%
Alphabet8899950
Holdings [Line Items]
Percent of Total Investments	3.40%
Meta Platforms8900163
Holdings [Line Items]
Percent of Total Investments	2.80%
Cisco Systems8900008
Holdings [Line Items]
Percent of Total Investments	1.90%
JPMorgan Chase8900138
Holdings [Line Items]
Percent of Total Investments	1.80%
QUALCOMM8900228
Holdings [Line Items]
Percent of Total Investments	1.60%
Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%